SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2012
SHARE CAPITAL [Abstract]
Schedule of Stock Grants Activity
	Number	Weighted average exercise price (US$)
Six month period ended June 30, 2012 (unaudited)
Balance outstanding at beginning of period	454,354	5.44
Granted	17,500	6.25
Exercised	-	-
Forfeited	-	-
Balance outstanding at end of the period	471,854	5.47
Balance exercisable at the end of the period	113,342	2.99

	Number	Weighted average exercise price (US$)
Year ended December 31, 2011
Balance outstanding at beginning of year	428,367	5.37
Granted (*)	29,315	6.25
Exercised	-	-
Forfeited	(3,328)	3.84
Balance outstanding at end of the year	454,354	5.44
Balance exercisable at the end of the year	110,142	2.9

(*)
Represents the additional number of options, as of the date indicated, that was required to be issued to Messrs. Gal and Malka following the completion of the Offering, the number of which was finalized in August 2011 upon the completion of the Offering. See Note 16 for a discussion regarding the total number of options to be issued to related parties in connection with the Offering.

	Number	Weighted average exercise price (US$)
Year ended December 31, 2010
Balance outstanding at beginning of year	109,197	2.81
Granted (*)	314,897	6.25
Granted	4,273	6.02
Exercised	-	-
Forfeited	-	-
Balance outstanding at end of the year	428,367	5.37
Balance exercisable at the end of the year	109,197	2.81

(*)
Represents the additional number of options, as of the date indicated, that was required to be issued to Messrs. Gal and Malka following the completion of the Offering, the number of which was finalized in August 2011 upon the completion of the Offering. See Note 16 for a discussion regarding the total number of options to be issued to related parties in connection with the Offering.

	Number	Weighted average exercise price (US$)
Year ended December 31, 2009
Balance outstanding at beginning of year	106,213	2.73
Granted	2,984	5.52
Exercised	-	-
Forfeited	-	-
Balance outstanding at end of the year	109,197	2.81
Balance exercisable at the end of the year	106,213	2.73

Schedule of Stock Grants, by Exercise Price Range
(Unaudited)
Exercise prices	Outstanding at June 30, 2012		Weighted average remaining contractual life years	Weighted average exercise price	Exercisable at June 30, 2012	Weighted average exercise price
US$
1.72	46,004		5.1	1.72	46,004	1.72
3.27	30,966		3.4	3.27	30,966	3.27
3.48	4,486		3.4	3.48	4,486	3.48
3.63	4,849		5.1	3.63	4,849	3.63
3.84	16,580		4.5	3.84	16,580	3.84
5.52	2,984		7.1	5.52	2,984	5.52
6.02	4,273		4.6	6.02	4,273	6.02
6.25	344,212	(*)	8.5	-	-	-
6.25	17,500		8.5	6.25	3,200	6.25
	471,854				113,342

(*)
Represents the additional number of options, as of the date indicated, to be issued to Messrs. Gal and Malka following the completion of the Offering, the number of which was finalized in August 2011 upon the completion of the Offering. See Note 16 for a discussion regarding the total number of options to be issued in connection with the Offering.

Exercise prices	Outstanding at December 31, 2011		Weighted average remaining contractual life years	Weighted average exercise price	Exercisable at December 31, 2011	Weighted average exercise price
US$
1.72	46,004		5.6	1.72	46,004	1.72
3.27	30,966		3.9	3.27	30,966	3.27
3.48	4,486		3.9	3.48	4,486	3.48
3.63	4,849		5.6	3.63	4,849	3.63
3.84	16,580		5.0	3.84	16,580	3.84
5.52	2,984		7.6	5.52	2,984	5.52
6.02	4,273		5.1	6.02	4,273	6.02
6.25	344,212	(*)	9.0	-	-	-
	454,354				110,142

(*)
Represents the additional number of options, as of the date indicated, to be issued to Messrs. Gal and Malka following the completion of the Offering, the number of which was finalized in August 2011 upon the completion of the Offering. See Note 16 for a discussion regarding the total number of options to be issued in connection with the Offering.

Exercise prices	Outstanding at December 31, 2010		Weighted average remaining contractual life years	Weighted average exercise price	Exercisable at December 31, 2010	Weighted average exercise price
US$
1.72	46,004		6.6	1.72	46,004	1.72
3.27	30,966		4.9	3.27	30,966	3.27
3.48	4,486		4.9	3.48	4,486	3.48
3.63	4,849		6.6	3.63	4,849	3.63
3.84	19,908		6.0	3.84	19,908	3.84
5.52	2,984		8.6	5.52	1,493	5.52
6.02	4,273		6.12	6.02	1,491	6.02
6.25	314,897	(*)	10.0	-	-	-
	428,367				109,197

(*)
Represents the additional number of options, as of the date indicated, to be issued to Messrs. Gal and Malka following the completion of the Offering, the number of which was finalized in August 2011 upon the completion of the Offering. See Note 16 for a discussion regarding the total number of options to be issued in connection with the Offering.

Schedule of Assumptions Used to Value Options
	1-6/2012	2011	2010	2009
Dividend yield (%)	0	0	0	0
Expected volatility (%) (*)	50	50	50	50
Risk free interest rate (%)	2	2	2	2
Expected term of options (years) (**)	3-6	5-6	5-6	5-6
Exercise price (US dollars)	6.25	6.25	6.02/6.25	5.52
Share price (US dollars) (***)	6.25	6.25	6.02/6.25	5.52
Fair value (US dollars)	3.08	3.08	2.81/3.08	1.42
(*)	Due to the fact that the Company was a nonpublic entity until November 2011, the expected volatility was based on the historic volatility of public companies which operate in the same industry sector.
(**)
Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the "simplified method" in accordance with Staff Accounting Bulletin No. 110.

(***)	The fair value of the share was based on the most recent share prices, as applicable to each grant.